Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consists of the following:

	Dec 31, 2025	Dec 31, 2024

Lawsuit provision	926,391	908,264
Non-income-based taxes and funds payable	895,757	207,032
Payroll liabilities	884,614	430,664
Expense accruals	543,580	753,701
Unused vacation liability	463,783	297,904
Severance pay provision	105,492	34,811
Other current liabilities	48,915	154,180
Total	3,868,532	2,786,556

The table below shows the lawsuit provision movement for the years ended December 31, 2025 and 2024:

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024
Opening	908,264	810,159
New provisions	218,146	256,456
Exchange rate effect	(161,192)	(128,092)
Payments	(38,827)	(30,259)
Ending balance	926,391	908,264